Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss)
Revenue	$ 493,572	$ 443,662	$ 405,135
Payroll and related costs	342,139	296,799	276,255
Share-based payments	1,851	4,521	359
Reseller commission and lead expenses	12,908	13,749	17,328
Depreciation and amortization	34,179	28,197	24,472
Fair value measurement of share warrants	(2,310)	9,732	3,138
Other operating costs	75,005	76,865	64,070
Income from operations	29,800	13,799	19,513
Finance expenses	(8,797)	(9,034)	(9,428)
Income / (loss) before taxation	21,003	4,765	10,085
Income tax expense	1,987	(1,918)	(2,315)
Net income for the year	22,990	2,847	7,770
Item that will not be subsequently reclassified to profit or loss
Actuarial (loss) / gain on retirement benefits	287	(26)	(184)
Item that will be subsequently reclassified to profit or loss
Foreign currency translation adjustment	(1,771)	(122)	(248)
Cash flow hedge - changes in fair value	(323)	202	(518)
Other comprehensive income / (loss)	(1,807)	54	(950)
Total Comprehensive income / (loss) for the year	$ 21,183	$ 2,901	$ 6,820
Earnings / (loss) per share
Basic earnings per share (in dollars per share)	$ 1.26	$ 0.16
Diluted earnings / (loss) per share (in dollars per share)	$ 1.23	$ 0.15	$ 0